BUSINESS ACQUISITION - Schedule Of Significant Acquisitions - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 28, 2017	Oct. 27, 2017	Jul. 20, 2017	Jul. 03, 2017	Dec. 31, 2016
Capital injection receivable				$ 5,016
Inventory					$ 8,786	$ 3,721	$ 2,791
Goodwill	$ 84,434	$ 101,937	$ 124					$ 0
Shandong [Member]
Cash		0
Goodwill		26,550
Noncontrolling interest		7,965
- Cash consideration		0
- Contingent consideration		18,585
Total		18,585
Chongqing [Member]
Cash		2,727
Goodwill		11,719
Noncontrolling interest		4,334
- Cash consideration		818
- Contingent consideration		9,294
Total		10,112
Wuhan [Member]
Cash		0
Goodwill		10,405
Noncontrolling interest		3,121
- Cash consideration		0
- Contingent consideration		7,284
Total		7,284
Other used car dealer acquisitions [Member]
Cash		1,270
Goodwill		38,317
Noncontrolling interest		11,876
- Cash consideration		381
- Contingent consideration		27,330
Total		$ 27,711
Shanxi [Member]
Cash	0
Capital injection receivable	1,360
Inventory	4,604
Goodwill	3,917
Noncontrolling interest	1,175
- Cash consideration	4,536
Forgiveness of financing receivable	1,428
- Contingent consideration	2,742
Total	8,706
Chongqing/ Suzhou/ Jinan Zhoushuo [Member]
Capital injection receivable	651
Inventory	35
Goodwill	16,244
Noncontrolling interest	4,873
- Cash consideration	686
- Contingent consideration	11,371
Total	$ 12,057